DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Hedged liability fair value hedge	£ (1,071)	£ 761
Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Hedged liability fair value hedge	(278)
Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Hedged liability fair value hedge	£ (793)